GOING CONCERN (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2016	Jan. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jan. 31, 2016	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents		$ 1,305	$ 436	$ 7,388	$ 436	$ 7,388	$ 4,039	$ 2,111	$ 3
Working capital (deficit)			(3,500)		(3,500)		1,600
Net loss available to common stockholders		(1,237)	(5,034)	$ (3,735)	(9,495)	$ (7,598)	(16,001)	$ (8,129)
Accumulated equity deficit		$ (10,634)	$ (35,727)		$ (35,727)		$ (26,232)
Subsequent event
Net proceeds from common stock and convertible promissory notes	$ 2,900